Assets Under Development - Commitments (Details) - Engineering, Procurement and Construction Agreement. MKII EPC $ in Thousands	Dec. 31, 2025 USD ($)
Other non-current assets:
2026	$ 416,773
2027	422,224
2028	178,133
2029	166,336
Total	1,183,466
Accounts Payable
Other non-current assets:
Total	91,000
Accrued Liabilities
Other non-current assets:
Total	$ 12,500